OTHER (EXPENSE) INCOME, NET	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
OTHER (EXPENSE) INCOME, NET	OTHER (EXPENSE) INCOME, NET

	For the year ended December 31,
	2021	2020	2019
Other Expense
Remeasurement of contingent consideration (note 29.9.1)	(4,694)	(2,431)	(85)
Impairment of cryptocurrencies (note 16)	(80)	—	—
Fixed and intangibles assets disposals	(579)	(680)	—
Other	(182)	(84)	(64)
Subtotal	(5,535)	(3,195)	(149)

Other Income
Remeasurement at FV of investment in associates (notes 12.2 and 26)	1,538	—	—
Gain from sale of financial instrument	—	800	—
Other	628	508	259
Subtotal	2,166	1,308	259
Total	(3,369)	(1,887)	110